                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-21133

                           Clarion Investment Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report(s) to Stockholders.

-------------------------------
CLARION TOTAL RETURN FUND
-------------------------------

Officers and Directors

Daniel Heflin
President, Chief Executive Officer and Trustee

Stephen Baines
Vice President

Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

Ryan Martin
Chief Financial Officer

Steven N. Fayne
Trustee

I. Trevor Rozowsky
Trustee

-------------------------------
Investment Adviser

   ING Clarion Capital, LLC
   230 Park Avenue
   New York, NY 10169

-------------------------------
Administrator

   The Bank of New York
   101 Barclay Street
   New York, NY 10286

-------------------------------
Custodian

   The Bank of New York
   100 Colonial Center Parkway
   Lake Mary, FL 32746
-------------------------------

-------------------------------
CLARION TOTAL RETURN FUND

-------------------------------
   Semi-Annual Report
April 30, 2006 (unaudited)

                           CLARION TOTAL RETURN FUND
        c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

June 2006

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2005 through April 30, 2006. As of April 30, 2006, the net asset value of the Fund was $166,975,737 which included investments in 102 fixed income securities, with a net investment value of $164,426,537. The Fund also has $6,778,866 of other assets (including cash and cash equivalents) net of liabilities.

For the six months ending April 30, 2006, the Fund generated a net total return of 1.02% compared to a return of 1.12% for the Lehman Brothers Aggregate Bond Index. Since the inception of the Fund (July 15, 2002), the portfolio generated a net annual return of 5.92% compared to an annual return of 4.03% for the Lehman Brothers Aggregate Bond Index.

Market Summary

During 2006, new issue supply of approximately $52 billion through April 30, 2006 brought the CMBS market capitalization to approximately $600 billion. During this period, delinquencies of loans underlying CMBS transactions were 1.18% of current balances. However, there continues to be a clear demarcation between the best deals and the worst deals. The best performing quartile had average delinquencies of 0.00% and the worst performing quartile had average delinquencies of 6.86%.

The recovery in real estate market fundamentals is broadening, although there are increasing property sector and regional differences. The retail sector has been the leader over the past two years. We expect favorable economic and demographic trends to continue supporting this sector over the near-term. The office sector is showing a strong recovery in occupancy levels. However, high levels of tenant improvements and leasing commissions associated with the increase in leasing activity are likely to impact cash flows over the next 12-18 months. The multifamily sector continues to struggle. Market fundamentals remain soft with vacancy well above the historically perceived market equilibrium rate of 5.0%. According to Property & Portfolio Research, as of first quarter 2006, the multifamily vacancy rate was 6.0% with rent growth of 0.9%. The multifamily sector faces sustained competition from continued low mortgage rates and the growing homeownership rate in the primary renter cohort. As a result, we anticipate the multifamily sector will continue to struggle in the near-term until occupancy improves and concessions burn-off.

Portfolio Summary

From a credit perspective, the average credit rating of the Fund is A. Since November 1, 2005, 25 securities have been upgraded and none have been downgraded. For the six months ended April 30, 2006, the Fund made monthly distributions to shareholders at a rate of 5.68%. Since the inception of the Fund, it has made distributions at an average annual rate of 5.13%.

With regard to term structure exposure versus the benchmark, as of April 30, 2006, the portfolio had a weighted average life of 6.57 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.15 years. The modified duration of the Fund was 4.61 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.72 years.

As of April 30, 2006, the portfolio was constructed of 80.87% investment grade securities and 19.13% below-investment grade securities. The Fund's spread to Treasuries was 160 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 59 basis points. Due to the fundamental and defensive investment process employed, ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index.

If you have any questions regarding the Fund, please call me or Frank Healy at 212-883-2715.

Daniel Heflin
President

PERFORMANCE INFORMATION

Growth in Value of a $10,000 Investment in the Clarion Total Return Fund and the
                        Lehman Brothers Aggregate Index

                            [GRAPHIC APPEARS HERE]

                  Cumulative Return                    Value of $10,000
Date        Fund  Lehman Aggregate     Date     Fund   Lehman Aggregate
----       -----  ----------------- ---------- ------- ----------------
  07/15/02                            07/15/02 $10,000     $10,000
 7/31/2002  0.22%        0.13%        7/1/2002 $10,022     $10,013
 8/31/2002  2.40%        1.82%       8/31/2002 $10,240     $10,182
 9/30/2002  4.48%        3.47%       9/30/2002 $10,448     $10,347
10/31/2002  4.08%        3.00%      10/31/2002 $10,408     $10,300
11/30/2002  2.97%        2.97%      11/30/2002 $10,297     $10,297
12/31/2002  5.42%        5.10%      12/31/2002 $10,542     $10,510
 1/31/2003  5.18%        5.19%       1/31/2003 $10,518     $10,519
 2/28/2003  6.93%        6.64%       2/28/2003 $10,693     $10,664
 3/31/2003  6.85%        6.56%       3/31/2003 $10,685     $10,656
 4/30/2003  7.60%        7.44%       4/30/2003 $10,760     $10,744
 5/31/2003 10.26%        9.44%       5/31/2003 $11,026     $10,944
 6/30/2003 10.53%        9.22%       6/30/2003 $11,053     $10,922
 7/31/2003  6.70%        5.55%       7/31/2003 $10,670     $10,555
 8/31/2003  6.95%        6.25%       8/31/2003 $10,695     $10,625
 9/30/2003 10.59%        9.06%       9/30/2003 $11,059     $10,906
10/31/2003  9.22%        8.05%      10/31/2003 $10,922     $10,805
11/30/2003  9.72%        8.31%      11/30/2003 $10,972     $10,831
12/31/2003 10.85%        9.41%      12/31/2003 $11,085     $10,941
 1/31/2004 11.95%       10.29%       1/31/2004 $11,195     $11,029
 2/29/2004 13.86%       11.48%       2/29/2004 $11,386     $11,148
 3/31/2004 14.95%       12.31%       3/31/2004 $11,495     $11,231
 4/30/2004 11.37%        9.39%       4/30/2004 $11,137     $10,939
 5/31/2004 11.18%        8.95%       5/31/2004 $11,118     $10,895
 6/30/2004 12.07%        9.58%       6/30/2004 $11,207     $10,958
 7/31/2004 13.34%       10.66%       7/31/2004 $11,334     $11,066
 8/31/2004 16.04%       12.77%       8/31/2004 $11,604     $11,277
 9/30/2004 16.71%       13.08%       9/30/2004 $11,671     $11,308
10/31/2004 18.68%       14.03%      10/31/2004 $11,868     $11,403
11/30/2004 17.66%       13.12%      11/30/2004 $11,766     $11,312
12/31/2004 18.79%       14.16%      12/31/2004 $11,879     $11,416
 1/31/2005 19.73%       14.88%       1/31/2005 $11,973     $11,488
 2/28/2005 19.55%       14.20%       2/28/2005 $11,955     $11,420
 3/31/2005 18.84%       13.62%       3/31/2005 $11,884     $11,362
 4/30/2005 20.90%       15.15%       4/30/2005 $12,090     $11,515
 5/31/2005 22.46%       16.39%       5/31/2005 $12,246     $11,639
 6/30/2005 23.33%       17.03%       6/30/2005 $12,333     $11,703
 7/31/2005 21.87%       15.97%       7/31/2005 $12,187     $11,597
 8/31/2005 24.01%       17.45%       8/31/2005 $12,401     $11,745
 9/30/2005 22.76%       16.24%       9/30/2005 $12,276     $11,624
10/31/2005 23.12%       15.32%      10/31/2005 $12,312     $11,532
11/30/2005 23.02%       15.99%      11/30/2005 $12,302     $11,599
12/31/2005 23.74%       17.10%      12/31/2005 $12,374     $11,710
 1/31/2006 23.74%       17.11%       1/31/2006 $12,374     $11,711
 2/28/2006 24.71%       17.50%       2/28/2006 $12,471     $11,750
 3/31/2006 24.39%       16.34%       3/31/2006 $12,439     $11,634
 4/30/2006 24.38%       16.13%       4/30/2006 $12,438     $11,613

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                     Six Months Ended Three Years Ended     Inception to
                                      April 30, 2006  April 30, 2006 (a) April 30, 2006 (b)
                                     ---------------- ------------------ ------------------
Clarion Total Return Fund                  1.02%             2.96%              5.92%
Lehman Brothers Aggregate Bond Index       1.12%             2.72%              4.03%

(a) Average annual total return
(b) Average annual total return from commencement of Fund operations (July 15,
    2002)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

                                                                                    Principal
                                                                                     Amount       Value (a)
                                                                                 ------------    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (71.18%)
CS First Boston Mortgage Securities Corp.              4.947% due 12/15/2040 (b) $  4,500,000    $  3,591,036
CS First Boston Mortgage Securities Corp.              6.000% due 07/15/2035 (b)    4,479,000       3,563,779
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.542% due 01/12/2043 (b)    3,300,000       3,155,193
LB UBS Commercial Mortgage Trust                       6.575% due 03/15/2034        3,000,000       3,140,550
J.P. Morgan Chase Commercial Mortgage Securities Corp. 4.625% due 03/15/2046        3,150,000       3,066,827
Chase Commercial Mortgage Securities Corp.             6.390% due 11/18/2030        3,000,000       3,039,609
Wachovia Bank Commercial Mortgage Trust                5.396% due 07/15/2042 (b)    3,195,000       3,032,860
Wachovia Bank Commercial Mortgage Trust                5.382% due 10/15/2035 (b)    3,500,000       2,919,494
LB UBS Commercial Mortgage Trust                       5.491% due 04/15/2040 (b)    3,000,000       2,890,698
Banc of America Commercial Mortgage, Inc.              4.161% due 12/10/2042        3,000,000       2,883,165
GE Capital Commercial Mortgage Corp.                   5.511% due 11/10/2045 (b)    3,000,000       2,859,609
CS First Boston Mortgage Securities Corp.              5.530% due 07/15/2036 (b)    3,000,000       2,854,938
Merrill Lynch Mortgage Trust                           5.383% due 07/12/2038 (b)    3,000,000       2,853,870
LB UBS Commercial Mortgage Trust                       5.224% due 07/15/2037 (b)    3,618,000       2,745,299
Wachovia Bank Commercial Mortgage Trust                5.545% due 05/15/2044 (b)    3,000,000       2,726,859
Merrill Lynch Mortgage Trust                           5.593% due 09/12/2042        3,000,000       2,701,830
DLJ Mortgage Acceptance Corp.                          7.760% due 05/15/2030 (b)    2,600,000       2,635,594
CS First Boston Mortgage Securities Corp.              5.226% due 12/15/2036 (b)    3,000,000       2,555,040
Wachovia Bank Commercial Mortgage Trust                4.932% due 04/15/2035 (b)    3,020,000       2,452,569
CS First Boston Mortgage Securities Corp.              5.736% due 05/15/2036        2,500,000       2,446,700
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.056% due 07/12/2035 (b)    3,727,000       2,358,639
LB UBS Commercial Mortgage Trust                       5.696% due 07/15/2035        2,250,000       2,258,685
DLJ Commercial Mortgage Corp.                          8.227% due 10/10/2032        2,000,000       2,152,980
DLJ Commercial Mortgage Corp.                          7.870% due 06/10/2032        2,000,000       2,120,100
Chase Commercial Mortgage Securities Corp.             6.484% due 02/12/2016 (b)    2,000,000       2,065,320
GS Mortgage Securities Corp. II                        5.232% due 04/10/2038        2,500,000       2,046,290
Wachovia Bank Commercial Mortgage Trust                0.085% due 10/15/2041 (b)  100,141,462(c)    2,019,453
Wachovia Bank Commercial Mortgage Trust                6.101% due 10/15/2017 (b)    2,000,000       1,990,322
Commercial Mortgage Pass-Through Certificates          6.830% due 02/14/2034 (b)    1,900,000       1,986,431
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.210% due 01/15/2042 (b)    2,074,000       1,956,234
GMAC Commercial Mortgage Securities, Inc.              5.437% due 11/10/2045        2,000,000       1,921,386
Merrill Lynch Mortgage Trust                           4.166% due 08/12/2039        2,000,000       1,915,802
Morgan Stanley Capital I                               5.379% due 08/13/2042 (b)    2,000,000       1,911,434
Wachovia Bank Commercial Mortgage Trust                5.410% due 07/15/2041 (b)    2,000,000       1,883,038
CS First Boston Mortgage Securities Corp.              5.789% due 07/15/2036 (b)    2,000,000       1,874,550
GS Mortgage Securities Corp. II                        6.526% due 08/15/2018 (b)    1,795,000       1,872,777
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.650% due 06/12/2041 (b)    2,000,000       1,859,860
BXG Receivables Note Trust                             4.445% due 07/01/2019 (b)    1,916,965       1,858,364
GE Capital Commercial Mortgage Corp.                   5.563% due 03/10/2040 (b)    2,000,000       1,841,088
DLJ Mortgage Acceptance Corp.                          7.830% due 11/12/2021 (b)    1,777,434       1,774,403
CS First Boston Mortgage Securities Corp.              6.266% due 03/15/2036 (b)    1,750,000       1,750,700
Chase Commercial Mortgage Securities Corp.             7.370% due 06/19/2029        1,506,539       1,523,324
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.313% due 08/15/2042 (b)    1,500,000       1,393,349
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.720% due 07/12/2037 (b)    1,300,000       1,193,482
J.P. Morgan Chase Commercial Mortgage Securities Corp. 7.189% due 11/15/2035 (b)    1,000,000       1,061,290
LB UBS Commercial Mortgage Trust                       5.250% due 04/15/2037 (b)    1,120,000       1,038,664
Nationslink Funding Corp.                              7.050% due 03/20/2030 (b)    1,000,000       1,016,500
Prudential Securities Secured Financing Corp.          7.193% due 06/16/2031          975,348       1,013,036
CS First Boston Mortgage Securities Corp.              7.151% due 05/15/2014 (b)    1,000,000       1,001,420
LB UBS Commercial Mortgage Trust                       5.287% due 04/15/2040        1,029,000         988,541
Wachovia Bank Commercial Mortgage Trust                5.153% due 10/15/2041 (b)    1,000,000         942,542
Wachovia Bank Commercial Mortgage Trust                5.468% due 04/15/2042 (b)    1,000,000         934,456
LB UBS Commercial Mortgage Trust                       4.647% due 12/15/2036        1,000,000         930,080
LB UBS Commercial Mortgage Trust                       5.276% due 03/15/2036 (b)    1,000,000         917,627
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.452% due 01/12/2039 (b)    1,000,000         910,318
GE Capital Commercial Mortgage Corp.                   5.378% due 06/10/2048 (b)    1,000,000         907,456
Chase Commercial Mortgage Securities Corp.             6.600% due 12/19/2029          684,000         694,410
Wachovia Bank Commercial Mortgage Trust                5.440% due 06/15/2013 (b)      600,000         596,420
DLJ Mortgage Acceptance Corp.                          6.080% due 03/10/2032          565,133         566,116
Wachovia Bank Commercial Mortgage Trust                0.194% due 07/15/2041 (b)  117,455,520(c)      541,000
DLJ Commercial Mortgage Corp.                          7.660% due 05/15/2030 (b)      500,000         504,650
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.803% due 07/15/2041 (b)      500,000         455,282
Commercial Mortgage Pass-Through Certificates          5.701% due 07/15/2016 (b)      164,569         164,708
Merrill Lynch Mortgage Investors                       7.120% due 06/18/2029           32,475          32,451
                                                                                                 ------------
   Total Commercial Mortgage-Backed Securities
   (Cost $121,601,185)                                                                            118,860,497
                                                                                                 ------------

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

                                                                                    Principal
                                                                                     Amount     Value (a)
                                                                                    ---------- ------------
CORPORATE BONDS (19.70%)
Prologis                                                  5.250% due 11/15/2010 (b) $3,650,000 $  3,578,252
Lennar Corp.                                              5.950% due 10/17/2011 (b)  3,500,000    3,486,700
Senior Housing Properties Trust                           8.625% due 01/15/2012      3,000,000    3,285,000
Simon Property Group LP                                   5.450% due 03/15/2013      3,000,000    2,921,604
Mack-Cali Realty LP                                       7.750% due 02/15/2011      2,000,000    2,146,484
ERP Operating LP                                          6.950% due 03/02/2011      2,000,000    2,105,546
Mack-Cali Realty LP                                       7.250% due 03/15/2009      1,500,000    1,554,538
Trustreet Properties, Inc.                                7.500% due 04/01/2015      1,500,000    1,503,750
CPG Partners LP                                           8.250% due 02/01/2011      1,000,000    1,094,486
ERP Operating LP                                          5.375% due 08/01/2016      1,100,000    1,046,047
Stater Brothers Holdings                                  8.125% due 06/15/2012      1,000,000    1,000,000
K Hovnanian Enterprises, Inc.                             7.500% due 05/15/2016      1,000,000      988,276
Tanger Factory Outlet Centers                             6.150% due 11/15/2015      1,000,000      977,460
DR Horton, Inc.                                           4.875% due 01/15/2010      1,000,000      965,083
Petro Stopping Centers LP                                 9.000% due 02/15/2012        850,000      859,562
ERP Operating LP                                          7.125% due 10/15/2017        795,000      857,828
Meritage Homes Corp.                                      7.000% due 05/01/2014        785,000      743,788
EOP Operating LP                                          6.750% due 02/15/2012        545,000      566,978
DR Horton, Inc.                                           6.000% due 04/15/2011        500,000      497,665
Host Marriott LP                                          6.750% due 06/01/2016 (b)    500,000      493,750
Standard-Pacific Corp.                                    6.875% due 05/15/2011        500,000      480,000
Ryland Group, Inc.                                        5.375% due 05/15/2012        500,000      471,827
Simon Property Group LP                                   7.375% due 06/15/2018        425,000      459,847
DR Horton, Inc.                                           5.875% due 07/01/2013        365,000      348,760
Spieker Properties LP                                     7.650% due 12/15/2010        260,000      280,457
Autonation, Inc.                                          7.000% due 04/15/2014 (b)    175,000      175,875
                                                                                               ------------
   Total Corporate Bonds
     (Cost $33,504,138)                                                                          32,889,563
                                                                                               ------------
MORTGAGE-BACKED SECURITIES (1.64%)
Federal National Mortgage Association                     5.500% due 10/01/2032        902,439      879,148
Federal Home Loan Mortgage Corporation                    5.500% due 03/01/2023        844,809      828,639
Federal National Mortgage Association                     5.000% due 05/01/2018        772,288      753,444
Federal Home Loan Mortgage Corporation                    6.000% due 11/01/2032        276,021      275,761
                                                                                               ------------
   Total Mortgage-Backed Securities
     (Cost $2,851,550)                                                                            2,736,992
                                                                                               ------------
UNITED STATES GOVERNMENT AGENCIES &
  OBLIGATIONS (5.95%)
Government National Mortgage Association                  5.888% due 08/16/2042      3,702,777    3,648,390
Government National Mortgage Association                  3.110% due 01/16/2019      1,674,832    1,596,193
Government National Mortgage Association                  5.473% due 09/16/2044      1,152,038    1,078,416
Government National Mortgage Association                  5.469% due 11/16/2045      1,172,854    1,076,964
Government National Mortgage Association                  5.102% due 01/16/2045      1,164,021    1,012,699
Government National Mortgage Association                  5.485% due 03/16/2046        573,286      519,630
Government National Mortgage Association                  5.561% due 03/16/2044        558,655      517,629
Government National Mortgage Association                  5.104% due 11/16/2045        572,877      489,564
                                                                                               ------------
   Total United States Government Agencies & Obligations
     (Cost $9,998,484)                                                                            9,939,485
                                                                                               ------------
TOTAL SECURITIES (98.47%)
  (Cost $167,955,357) (d)                                                                       164,426,537
                                                                                               ------------
OTHER ASSETS, NET OF LIABILITIES (1.53%)                                                          2,549,200
                                                                                               ------------
NET ASSETS (100.00%)                                                                           $166,975,737
                                                                                               ============

(a) See Note B to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   The value of these securities at April 30, 2006 was $91,153,192 or 54.59% of net assets. See Note B5.
(c) Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $167,955,357. At April 30, 2006 net unrealized depreciation for all securities based on tax cost was $3,528,820. This consisted of aggregate gross unrealized appreciation for all securities of $1,504,644 and aggregate gross unrealized depreciation for all securities of ($5,033,464).

Swap agreements outstanding at April 30 2006:

                                                                                       Notional    Unrealized
Type                                                                                    Amount    Appreciation
----                                                                                  ----------- ------------
Pay a fixed rate equal to 4.474% and receive floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 05/26/05, Exp. 05/26/15                                                $10,000,000  $  650,465

Pay a fixed rate equal to 4.883% and receive floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15                                                 10,000,000     382,374
                                                                                                   ----------
Total                                                                                              $1,032,839
                                                                                                   ==========

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

Assets
       Investments, at Value (Cost $167,955,357)                        $164,426,537
       Cash                                                                1,233,933
       Receivable for Securities Sold                                      3,350,392
       Interest Receivable                                                 1,142,295
       Unrealized Gain on Swaps                                            1,032,839
       Other Assets                                                           19,407
                                                                        ------------
   Total Assets                                                          171,205,403
                                                                        ------------
Liabilities
       Payable for Securities Purchased                                    4,026,188
       Accrued Advisory Fees - Note C                                        101,961
       Accrued Administrative Fees - Note D                                   25,056
       Accrued Audit Fees                                                     21,512
       Accrued Custodian Fees - Note D                                         5,486
       Other Accrued Expenses                                                 49,463
                                                                        ------------
   Total Liabilities                                                       4,229,666
                                                                        ------------
Net Assets                                                              $166,975,737
                                                                        ============
Net Assets Consist of:
       Paid in Capital                                                   170,110,297
       Overdistributed Net Investment Income                                (245,661)
       Accumulated Realized Loss                                            (392,918)
       Unrealized Depreciation                                            (2,495,981)
                                                                        ------------
Net Assets                                                              $166,975,737
                                                                        ============
Net Assets                                                              $166,975,737
Shares of Beneficial Interest
       Shares Issued and Outstanding (Unlimited Number Authorized)        16,850,443
       Net Asset Value Per Share                                        $       9.91
                                                                        ============

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2006 (unaudited)

Investment Income
   Interest                                                                $ 4,725,639
                                                                           -----------
Expenses
   Investment Advisory Fees - Note C                                           206,388
   Administrative Fees - Note D                                                 37,667
   Legal Fees                                                                   19,747
   Audit Fees                                                                   17,512
   Trustees' Fees                                                               12,859
   Insurance                                                                     9,389
   Custodian Fees - Note D                                                       8,120
   Transfer Agent Fees - Note E                                                  7,736
   Pricing Vendor Fees                                                           6,847
   Other                                                                         5,416
                                                                           -----------
   Total Expenses                                                              331,681
                                                                           -----------
Net Investment Income                                                        4,393,958
                                                                           -----------
Realized and Unrealized Loss on Investments:

   Net Realized Gain (Loss) on:

   Investments                                                                (479,165)

   Swaps                                                                        98,348
                                                                           -----------
       Net Realized Loss on Investments and Swaps                             (380,817)
                                                                           -----------
Net Change in Unrealized Appreciation (Depreciation) on:

   Investments                                                              (3,042,423)

   Swaps                                                                       717,267
                                                                           -----------
       Net Change in Unrealized Depreciation on Investments and Swaps       (2,325,156)
                                                                           -----------
Net Loss on Investments and Swaps                                           (2,705,973)
                                                                           -----------
Net Increase in Net Assets Resulting from Operations                       $ 1,687,985
                                                                           ===========

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Six Months
                                                                                Ended
                                                                            April 30, 2006    Year Ended
                                                                             (unaudited)   October 31, 2005
                                                                            -------------- ----------------
Increase in Net Assets from
Operations:
   Net Investment Income                                                     $  4,393,958    $  8,043,850
   Net Realized Gain (Loss) on Investments and Swaps                             (380,817)        381,796
   Net Change in Unrealized Depreciation on Investments and Swaps              (2,325,156)     (2,592,394)
                                                                             ------------    ------------
       Net Increase in Net Assets Resulting from Operations                     1,687,985       5,833,252
                                                                             ------------    ------------
Distributions:
   Net Investment Income                                                       (4,639,619)     (8,798,994)
   Capital Gains                                                                        -        (486,961)
                                                                             ------------    ------------
          Total Distributions                                                  (4,639,619)     (9,285,955)
                                                                             ------------    ------------
Transactions in Shares of Beneficial Interest:
   Shares Issued                                                                        -      20,005,000
   - In Lieu of Cash Distributions                                              4,639,612       9,285,987
   Shares Redeemed                                                                      -      (2,000,471)
                                                                             ------------    ------------
       Net Increase from Transactions in Shares of Beneficial Interest          4,639,612      27,290,516
                                                                             ------------    ------------
   Total Increase                                                               1,687,978      23,837,813
Net Assets:
   Beginning of Period                                                        165,287,759     141,449,946
                                                                             ------------    ------------
   End of Period                                                             $166,975,737    $165,287,759
                                                                             ============    ============
Shares Issued and Redeemed:
   Shares Issued                                                                        -       1,957,764
   - In Lieu of Cash Distributions                                                464,122         912,727
   Shares Redeemed                                                                      -        (198,019)
                                                                             ------------    ------------
       Net Increase in Shares of Beneficial Interest                              464,122       2,672,472
                                                                             ============    ============

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2006 (unaudited)

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                                                         $  1,687,985
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating
     Activities:
       Cost of Securities Purchased                                                                              (65,846,635)
       Proceeds from Sale of Securities                                                                           61,529,447
       Adjustment to Cost of Interest Only Securities                                                                 95,487
       Increase in Receivable for Securities Sold                                                                 (3,323,884)
       Increase in Interest Receivable                                                                              (190,765)
       Increase in Other Assets                                                                                      (19,407)
       Decrease in Payable for Securities Purchased                                                                 (955,722)
       Increase in Other Accrued Expenses                                                                                510
       Decrease in Accrued Audit Fees                                                                                (12,488)
       Increase in Accrued Custodian Fees                                                                              2,802
       Increase in Accrued Administrative Fees                                                                        12,316
       Decrease in Accrued Advisory Fee                                                                               (3,049)
       Net Paydown Loss on Securities                                                                                 86,829
       Net Interest Received on Swaps                                                                                 98,348
       Net Amortization of Premium and Accretion of Discount                                                          60,484
       Net Change in Unrealized Depreciation on Investments                                                        2,325,156
       Net Realized Loss on Investments                                                                              380,817
                                                                                                                ------------
          Net Cash Used in Operating Activities                                                                   (4,071,769)
                                                                                                                ------------
Cash Flows From Financing Activities:*
   Cash Subscriptions Received                                                                                             -
   Cash Redemptions Paid                                                                                                   -
   Net of Distributions and Reinvestments                                                                                 (7)
                                                                                                                ------------
          Net Cash Used in Financing Activities                                                                           (7)
                                                                                                                ------------
Net Decrease in Cash                                                                                              (4,071,776)
Cash at Beginning of Period                                                                                        5,305,709
                                                                                                                ------------
Cash at End of Period                                                                                           $  1,233,933
                                                                                                                ============

* Non-cash financing activities not included herein consist of reinvestment of dividends of $4,639,612.

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period

                                                Six Months
                                                  Ended
                                              April 30, 2006     Year Ended       Year Ended       Year Ended
                                               (unaudited)    October 31, 2005 October 31, 2004 October 31, 2003
                                              --------------  ---------------- ---------------- ----------------
Net Asset Value, Beginning of Period             $  10.09         $  10.31         $  10.08         $  10.23
                                                 --------         --------         --------         --------
Income From Investment Operations
   Net Investment Income (6)                         0.27             0.52             0.54             0.52
   Net Realized and Unrealized Gain (Loss)          (0.17)           (0.14)            0.30            (0.03)
                                                 --------         --------         --------         --------
       Total from Investment Operations              0.10             0.38             0.84             0.49
                                                 --------         --------         --------         --------
Distributions
   Net Investment Income                            (0.28)           (0.57)           (0.58)           (0.59)
   Capital Gains                                        -            (0.03)           (0.03)           (0.05)
                                                 --------         --------         --------         --------
       Total Distributions                          (0.28)           (0.60)           (0.61)           (0.64)
                                                 --------         --------         --------         --------
Net Asset Value, End of Period                   $   9.91         $  10.09         $  10.31         $  10.08
                                                 --------         --------         --------         --------
Total Investment Return
   Net Asset Value (2)                               1.02%(5)         3.74%            8.66%            4.94%
                                                 --------         --------         --------         --------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)            $166,976         $165,288         $141,450         $125,913
Ratio of Net Expenses to Average Net Assets,
  After Fee Waiver/Reimbursement                     0.40%(4)         0.42%            0.39%            0.47%
Ratio of Net Expenses to Average Net Assets,
  Before Fee Waiver/Reimbursement                    0.40%(4)         0.42%            0.39%            0.47%
Ratio of Net Investment Income to Average Net
  Assets                                             5.32%(4)         5.05%            5.29%            4.82%
Portfolio Turnover Rate                                37%(5)           49%              78%              65%
                                                 --------         --------         --------         --------


                                                 Period Ended
                                              October 31, 2002(1)
                                              -------------------
Net Asset Value, Beginning of Period                $ 10.00
                                                    -------
Income From Investment Operations
   Net Investment Income (6)                           0.16
   Net Realized and Unrealized Gain (Loss)             0.25
                                                    -------
       Total from Investment Operations                0.41
                                                    -------
Distributions
   Net Investment Income                              (0.18)
   Capital Gains                                          -
                                                    -------
       Total Distributions                            (0.18)
                                                    -------
Net Asset Value, End of Period                      $ 10.23
                                                    -------
Total Investment Return
   Net Asset Value (2)                                 4.08%(3)(5)
                                                    -------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)               $72,310
Ratio of Net Expenses to Average Net Assets,
  After Fee Waiver/Reimbursement                       0.50%(4)
Ratio of Net Expenses to Average Net Assets,
  Before Fee Waiver/Reimbursement                      0.55%(4)
Ratio of Net Investment Income to Average Net
  Assets                                               5.15%(4)
Portfolio Turnover Rate                                  30%(5)
                                                    -------

(1) Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during the period.
(4) Annualized.
(5) Not annualized.
(6) Calculated based upon average shares outstanding during the period.

                      See Notes to Financial Statements.

                           CLARION TOTAL RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS
                          April 30, 2006 (unaudited)

A. Organization: Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

   2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

   3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                          April 30, 2006 (unaudited)

   4. Interest Rate Swap Contracts: The Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts, including accrued periodic net interest, are recorded as unrealized gains or losses.

   Periodic cash settlements received or made by the Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

   Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The Fund bears the market risk arising from any change in interest rates.

   5. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

   The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   6. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   7. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                          April 30, 2006 (unaudited)

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser had contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. The waiver agreement ended on September 30, 2005. To the extent the Fund's operating expenses exceeded 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. Out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to, legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Such amount may be recovered by the Adviser no later than September 30, 2005. No amounts were reimbursed by the Fund to the Adviser during the period ended September 30, 2005.

D. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Purchases and Sales: For the six months ended April 30, 2006 the Fund made purchases of $62,621,022 and sales of $55,212,522 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $2,981,484 and sales of $2,980,547 long-term U.S. Government securities during the year.

G. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H. Other: At April 30, 2006, 99.99% of total shares outstanding were held by one record shareholder.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:    /s/ Daniel Heflin
       ---------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer

Date: July 7, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Daniel Heflin
       ---------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer

Date:  July 7, 2006

By:    /s/ Ryan Martin
       ---------------------------------
Name:  Ryan Martin
Title: Treasurer and Chief Financial Officer

Date:  July 7, 2006